ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

360 Finance, Inc. (the “Company”) was incorporated in Cayman Islands with limited liability on April 27, 2018. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) (collectively the “Group”) are engaged in providing online consumer finance products to the borrowers funded primarily by institutional funding partners through a digital consumer finance platform.

The Company’s significant subsidiaries and its consolidated VIEs as of December 31, 2019 are as follows:

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd.(“Qiyue”)	August 7, 2018	PRC
VIEs
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd.(“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Shanghai 360 Financing Guarantee Co., Ltd. ("Shanghai Guarantee")	May 20, 2019	PRC

History of the Group and reorganization under identical common ownership

The Group started its business in 2016 through Qiyu, a limited liability company in the People’s Republic of China (“PRC”). In March 2017, Fuzhou Microcredit was founded mainly to obtain the online microcredit lending license to conduct online microcredit lending business. Fuzhou Guarantee and Shanghai Guarantee were founded in 2018 and 2019 respectively to provide financial guarantee service mainly. Qiyu and Fuzhou Microcredit are wholly owned by Beijing Qibutianxia Technology Co., Ltd. (“Qibutianxia”) which is ultimately controlled by Mr. Hongyi Zhou. On April 27, 2018, the Company was incorporated by the same shareholders of Qibutianxia in Cayman Island in connection with a group reorganization (“Reorganization”). In September 2018, the Company undertook a series of transactions to redomicile its business from the PRC to the Cayman Islands as part of the Reorganization, in preparation of its overseas initial public offering. The transactions include 1) establishing intermediary companies of HK Qirui and Qiyue ("WFOE") for the purpose of establishing a VIE structure of the Group, and 2) issuing ordinary shares and convertible redeemable preferred shares to the shareholders of Qibutianxia in the same proportions as the percentage of equity interest they held in Qibutianxia by the time of Reorganization, and 3) entering into VIE agreements which effectively provided control to the WFOE over the operations of the VIEs.

As the shareholding percentages and rights of each shareholder were the same in Qibutianxia and the Company, the Reorganization was accounted for as a reorganization of entities under common ownership. As a result, the combined and consolidated financial statements are prepared using historical cost basis as if the corporate structure of the Company had been in existence since the beginning of the periods presented. And the financial information for the period/year prior to the formation of the Company in April 2018 represents the carved out financial statements from Qibutianxia.

The accompanying combined and consolidated financial statements include allocations for various general administrative expenses of Qibutianxia which related to the Group’s business. These expenses consist primarily of payroll of senior management and shared rental expenses. These allocations were made using a proportionate cost allocation method. The payroll expenses were allocated based on the actual time spent on the provision of services attributable to the Group, and the shared rental expenses were allocated based on the actual usage of the building among each business of Qibutianxia. The management believes these allocations are reasonable. Total expenses allocated from Qibutianxia to the Group are RMB 17,512, RMB 32,015 and RMB 3,230 for the years ended 2017, 2018 and 2019, respectively.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement

PRC laws and regulations prohibit or restrict foreign control of companies involved in provision of internet content and certain finance business. To comply with these foreign ownership restrictions, the Company operates substantially all of its service through its VIEs in the PRC.

The VIEs hold leases and other assets necessary to provide services and generate the majority of the Company's revenues. To provide the Company effective control over the VIEs and the ability to receive substantially all of the economic benefits of the VIEs, a series of contractual arrangements were entered into amongst WFOE, VIEs and their beneficial shareholders.

Agreements that were entered to provide the Company effective control over the VIEs

Powers of Attorney

Pursuant to these powers of attorney, Qibutianxia, the shareholder of Qiyu, authorized the WFOE or any person it designates to act as its attorney-in-fact to exercise all of its rights as a shareholder of Qiyu, including, but not limited to, the right to convene and attend shareholders’ meetings, vote on any resolution that requires a shareholder vote, such as the appointment and removal of directors, supervisors and officers, as well as the sale, transfer and disposal of all or part of the equity interests owned by Qibutianxia in Qiyu. The power of attorney will remain effective for the duration of the existence of Qibutianxia.

Exclusive Option Agreement

Pursuant to the exclusive option agreement entered into among WFOE, Qiyu and Qibutianxia. Qibutianxia irrevocably grants the WFOE an exclusive option to purchase or designate one or more persons to purchase, all or part of its equity interests in Qiyu, and Qiyu irrevocably grants the WFOE an exclusive option to purchase all or part of its assets, subject to applicable PRC laws. The WFOE or its designated person may exercise such options at the lowest price permitted under applicable PRC laws. Qibutianxia and Qiyu will undertake that, without the WFOE’s prior written consent, they will not, among other things, (i) create any pledge or encumbrance on any of Qiyu’s assets (ii) transfer or otherwise dispose of Qiyu’s assets, (iii) change Qiyu’s registered capital, (iv) amend Qiyu’s articles of association, (v) dispose of Qiyu’s assets or beneficial interest or (vi) merge Qiyu with any other entity. Unless WFOE terminates this agreement in advance, this agreement will remain effective for 10 years and will be automatically renewed for in a 10-year cycle unless such renewal was objected by the WFOE in writing. Other parties to this agreement may not terminate this agreement unilaterally.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Agreements that were entered to transfer economic benefits to the Company

Exclusive Consultation and Services Agreement

Pursuant to the exclusive consultation and services agreement between the WFOE and Qiyu, the WFOE has the exclusive right to provide Qiyu with the consulting and technical services required by Qiyu’s business. Qiyu shall pay the WFOE service fee at the amount which is adjusted at the WFOE’s sole discretion. To guarantee Qiyu’s performance of its obligations thereunder, Qibutianxia would pledge its equity interests in Qiyu to the WFOE pursuant to the equity interest pledge agreement. Unless the WFOE terminates this agreement in advance, this agreement will remain effective for 10 years and will be automatically renewed for in a 10-year cycle unless such renewal was objected by the WFOE in writing.

Loan Agreement

Pursuant to the loan agreement among the WFOE, Qiyu and Qibutianxia, the WFOE is entitled to provide interest-free loans from time to time to Qibutianxia for the purpose of Qiyu’s business operation and development. Each of the loans made under this loan agreement has no fixed term, and unless otherwise agreed, the WFOE shall unilaterally decide when to withdraw the loans, provided that a one month notice is given. The loan agreement shall remain in effect during Qiyu’s term (and any renewable term provided by the PRC law), and shall automatically terminate after the WFOE and/or other entities designated by the WFOE fully exercise all their rights under the exclusive option agreement.

Equity Pledge Agreement

Pursuant to the equity pledge agreement, Qibutianxia shall pledge 100% equity interests in Qiyu to the WFOE to guarantee the performance by Qibutianxia of its obligations under the exclusive option agreement and the powers of attorney, as well as the performance by Qiyu of its obligations under the exclusive option agreement, the powers of attorney and the exclusive consultation and service agreement (collectively, “Master Agreements”). In the event of a breach by Qiyu or Qibutianxia of contractual obligations under the Master Agreements, the WFOE, as pledgee, will have the right to dispose of the pledged equity interests in Qiyu. Qibutianxia will also undertake that, without the prior written consent of the WFOE, it will not dispose of, create or allow any encumbrance on the pledged equity interests.

The Company also has some other sets of VIE contractual arrangements. The arrangements with its significant VIEs include 1) the arrangement among the WFOE, Fuzhou Microcredit, and Qibutianxia; 2) the arrangement among the WFOE, Fuzhou Guarantee and a fully owned subsidiary of Qibutianxia and 3) the arrangement among the WFOE, Shanghai Guarantee and two fully owned subsidiaries of Qibutianxia. These sets of the contractual agreements are substantially similar to the set with Qiyu as described above.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Risks in relation to VIE structure

The Company believes that the contractual arrangements with Qiyu, Fuzhou Microcredit, Fuzhou Guarantee, Shanghai Guarantee and their shareholders, Qibutianxia, are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries or consolidated affiliated entities;
●	restrict the rights to collect revenues from any of the Company’s PRC subsidiaries;
●	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries or consolidated affiliated entities;
●	require the Company’s PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;
●	take other regulatory or enforcement action is, including levying fines that could be harmful to the Company’s business; or
●	impose additional conditions or requirements with which the Company may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive substantially all of their economic benefits, the Company would no longer be able to consolidate the financial results of the VIEs.

These contractual arrangements allow the Company to effectively control Qiyu, Fuzhou Microcredit, Fuzhou Guarantee and Shanghai Guarantee, and to derive substantially all of the economic benefits from them. Accordingly, the Company treats Qiyu, Fuzhou Microcredit; Fuzhou Guarantee and Shanghai Guarantee as VIEs. Because the Company is the primary beneficiary, the Company has consolidated the financial results of the VIEs.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Risks in relation to VIE structure – continued

The following financial statement amounts and balances of the VIEs were included in the accompanying combined and consolidated financial statements after elimination of intercompany transactions and balances. The table below does not include the financial information of the consolidated trusts (see note 2 “Consolidated Trusts”):

	December 31,	December 31,
	2018	2019
	RMB	RMB
ASSETS
Cash and cash equivalents	1,108,779	1,829,395
Restricted cash	561,652	1,373,623
Funds receivable from third party payment service providers	142,622	118,860
Accounts receivable and contract assets, net	1,791,745	2,113,831
Financial assets receivable, net	1,193,621	1,764,738
Security deposit prepaid to third-party guarantee companies	795,700	932,983
Amounts due from related parties	484,286	478,767
Loans receivable, net	317,551	139,144
Prepaid expenses and other assets	105,016	507,907
Property and equipment, net	6,869	16,773
Intangible assets	847	1,933
Deferred tax assets	—	704,589
Accounts receivable and contract assets, net-non current	—	19,508
Financial assets receivable, net-non current	—	59,270
Other non-current assets	—	55,362
Total Assets	6,508,688	10,116,683

LIABILITIES
Short term loans	—	200,000
Guarantee liabilities	1,399,174	2,840,941
Accrued expenses and other current liabilities	506,735	680,987
Income tax payable	431,998	1,037,964
Other tax payable	164,181	206,291
Amounts due to related parties	74,733	55,622
Deferred tax liabilities	15,758	—
Other long-term liabilities	—	31,184
Total liabilities	2,592,579	5,052,989

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Net revenue	777,353	4,375,412	7,318,362
Net income	167,425	1,247,147	1,707,839

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Risks in relation to VIE structure – continued

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(110,884)	303,626	2,010,741
Net cash used in investing activities	(287,994)	(199,576)	134,286
Net cash provided by (used in) financing activities	1,253,000	(543,052)	198,242

The consolidated VIEs contributed 99%, 98% and 79% of the Group's consolidated revenue for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the consolidated VIEs accounted for an aggregate of 89% and 50%, respectively, of the consolidated total assets, and 89% and 38%, respectively, of the consolidated total liabilities.

There are no consolidated assets of the VIEs that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 10 for disclosure of restricted net assets.